LOSS PER SHARE	6 Months Ended
Jun. 30, 2021
LOSS PER SHARE [Abstract]
LOSS PER SHARE
9.	LOSS PER SHARE

Basic and diluted loss per share for each of the periods presented is calculated as follows:

	For the Six Months ended June 30,
	2020	2021
	$_	$_

Numerator:
Net loss attributable to ordinary shareholders	(674,474)	(856,132)

Denominator:
Weighted-average number of shares outstanding - basic and diluted	464,344,956	519,037,660

Basic and diluted loss per share:	(1.45)	(1.65)

The following potential common shares were excluded from calculation of diluted net loss per share because their effect would have been anti-dilutive for the periods presented:

	For the Six Months ended June 30,
	2020	2021

Share options	51,828,665	50,245,808
RSAs/RSUs	9,994,971	8,896,838
Convertible notes	55,682,148	22,627,815

	117,505,784	81,770,461

The denominator for diluted loss per share for the six months ended June 30, 2020 and 2021 does not include any effect from the Capped Calls (Note 6) because it would be anti-dilutive. In the event of conversion of any or all of the 2024 Convertible Notes and 2025 Convertible Notes, the shares that would be delivered to the Company under the Capped Calls are designed to neutralize the dilutive effect of the shares that the Company would issue under the convertible notes.

During the six months ended June 30, 2020 and 2021, respectively, the Company issued 2,000,000 and 7,000,000 Class A ordinary shares to its share depositary bank which will be used to settle share incentive awards. No consideration was received by the Company for this issuance of Class A ordinary shares. These Class A ordinary shares are legally issued and outstanding but are treated as escrowed shares for accounting purposes and therefore, have been excluded from the computation of loss per share. Any Class A ordinary shares not used in the settlement of share incentive awards will be returned to the Company.

During the six months ended June 30, 2020 and 2021, respectively, 2,807,447 and 6,257,679 issued Class A ordinary shares were used to settle the exercise of share incentive awards.